Income Taxes (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) subsidiary	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Current tax	$ 1,964	$ 1,354	$ 978
Other	235
Deferred income tax	2,000	1,726	3,353
Income tax expense	$ 3,964	3,080	4,331
Tax rates
Number of subsidiaries | subsidiary	2
Reconciliation of reported income tax expense to the theoretical tax amount
Loss before income taxes and equity in earnings of equity investees	$ (86,655)	(53,536)	(47,356)
Tax calculated at the statutory tax rate of the Company	(14,298)	(8,833)	(7,814)
Different tax rates available in different jurisdictions	1,349	2,531	453
Tax valuation allowance	19,414	11,410	9,886
Preferential tax deduction	(5,800)	(3,347)	(3,205)
Expenses not deductible for tax purposes	1,902	391	688
Utilization of previously unrecognized tax losses	(329)	(387)	(21)
Withholding tax on undistributed earnings of PRC entities	1,983	1,980	3,532
Others	(257)	(665)	812
Income tax expense	3,964	3,080	4,331
Hong Kong
Current tax	$ 436	$ 572	$ 520
Tax rates
Income tax rate (as a percent)	16.50%	16.50%	16.50%
PRC
Current tax	$ 1,293	$ 782	$ 458
Tax rates
Income tax rate (as a percent)	25.00%	25.00%	25.00%
Preferential income tax rate (as a percent)	15.00%	15.00%	15.00%
Dividends declared withholding tax rate (as a percent)	10.00%	10.00%	10.00%
Lower withholding tax rate (as a percent)	5.00%	5.00%	5.00%
Minimum equity interest of foreign investor required for lower withholding tax rate (as a percent)	25.00%	25.00%	25.00%
Distributable reserves expected to be distributed as dividends (as a percent)	100.00%	100.00%